OTHER NON-CURRENT ASSETS, NET - Allowance (Details) - 12 months ended Dec. 31, 2024	CNY (¥)	USD ($)
OTHER NON-CURRENT ASSETS, NET
Addition	¥ (2,709,478)	$ (371,197)
Balance as of December 31	¥ (2,709,478)	$ (371,197)